VANECK MORTGAGE REIT INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 97.0%
Financial Services : 97.0%
Annaly Capital Management,
Inc. 2,265,398 $ 46,010,233
Apollo Commercial Real Estate
Finance, Inc. † 946,961 9,062,417
Arbor Realty Trust, Inc. † 1,139,085 13,384,249
Ares Commercial Real Estate
Corp. † 489,167 2,264,843
ARMOUR Residential REIT, Inc. 553,137 9,458,643
Blackstone Mortgage Trust,
Inc. 762,874 15,257,480
BrightSpire Capital, Inc. † 993,162 5,521,981
Chimera Investment Corp. 628,216 8,060,011
Dynex Capital, Inc. † 816,210 10,627,054
Ellington Financial, Inc. † 742,002 9,838,947
Franklin BSP Realty Trust, Inc. † 620,996 7,911,489
Invesco Mortgage Capital,
Inc. † 589,309 4,649,648
KKR Real Estate Finance Trust,
Inc. 439,723 4,749,008
Ladder Capital Corp. 952,569 10,868,812
MFA Financial, Inc. † 752,888 7,724,631
New York Mortgage Trust,
Inc. † 722,093 4,686,384
Number
of Shares Value
Financial Services (continued)
Orchid Island Capital, Inc. † 890,637 $ 6,697,590
PennyMac Mortgage
Investment Trust 592,304 8,677,254
Ready Capital Corp. † 1,317,914 6,708,182
Redwood Trust, Inc. † 850,226 5,160,872
Rithm Capital Corp. 2,140,109 24,504,248
Starwood Property Trust, Inc. † 1,321,671 26,129,436
TPG RE Finance Trust, Inc. 535,368 4,363,249
Underline
Total Common Stocks
(Cost: $321,531,461) 301,102,124
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
14.1%
Money Market Fund: 14.1%
(Cost: $43,894,805)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 43,894,805 43,894,805
Total Investments: 111.1%
(Cost: $365,426,266) 344,996,929
Liabilities in excess of other assets: (11.1)% (34,385,118)
NET ASSETS: 100.0% $ 310,611,811
† Security fully or partially on loan. Total market value of securities on loan is $82,248,697.